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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05426
AIM Investment Funds (Invesco Investment Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 5/31
Date of reporting period: 8/31/10

*	Fund included is Invesco Global Advantage Fund.

Item 1. Schedule of Investments
EXHIBIT INDEX
EX-99.CERT

Item 1. Schedule of Investments.

Invesco Global Advantage Fund
Quarterly Schedule of Portfolio Holdings
August 31, 2010

invesco.com/us      MS-GADV-QTR-1 08/10    Invesco Advisers, Inc.

Schedule of Investments
August 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.0%
Australia—3.8%
BHP Billiton Ltd.	68,911	$2,289,614
Cochlear Ltd.	21,850	1,347,016
QBE Insurance Group Ltd.	59,542	875,288

		4,511,918

Belgium—1.7%
Anheuser-Busch InBev N.V.	37,588	1,955,113

Brazil—1.2%
Banco Bradesco SA (ADR)	77,432	1,365,126

Canada—1.6%
Suncor Energy, Inc.	36,921	1,118,692
Talisman Energy, Inc.	48,394	761,071

		1,879,763

China—0.7%
Industrial & Commercial Bank of China (H Shares)	1,163,000	848,911

Denmark—1.5%
Novo Nordisk A/S (Class B)	20,890	1,792,233

France—4.2%
AXA SA	47,153	728,627
BNP Paribas	22,612	1,406,535
Compagnie Generale des Etablissements Michelin (Class B)	7,699	569,852
Danone SA	21,160	1,134,294
Total SA	23,210	1,080,765

		4,920,073

Germany—6.5%
Adidas AG	25,049	1,271,359
Bayer AG	26,409	1,603,429
Bayerische Motoren Werke AG	30,194	1,582,364
Fresenius Medical Care AG & Co. KGaA	17,772	1,003,533
Puma AG Rudolf Dassler Sport	5,054	1,358,896
SAP AG	19,266	838,151

		7,657,732

Hong Kong—1.7%
Hutchison Whampoa Ltd.	133,000	983,128
Li & Fung Ltd.	196,040	996,417

		1,979,545

India—1.3%
Infosys Technologies Ltd. (ADR)	26,704	1,529,872

Indonesia—0.6%
Perusahaan Gas Negara PT	1,643,500	729,987

Ireland—1.6%
Cooper Industries PLC	19,145	805,813
Ingersoll-Rand PLC	32,357	1,052,573

		1,858,386

Israel—2.8%
Teva Pharmaceutical Industries Ltd. (ADR)	64,937	3,284,513

Italy—1.4%
Finmeccanica SpA	69,567	696,684
UniCredit SpA	380,039	885,605

		1,582,289

Japan—7.0%
Canon, Inc.	25,900	1,058,389
Fanuc Ltd.	7,800	840,884
Hoya Corp.	37,300	822,278
Keyence Corp.	5,700	1,181,252
Komatsu Ltd.	42,200	860,011
Nidec Corp.	26,600	2,346,844
Toyota Motor Corp.	32,100	1,089,350

		8,199,008

Mexico—1.9%
America Movil SAB de CV (Series L) (ADR)	23,172	1,080,510
Grupo Televisa SA (ADR)	63,954	1,182,510

		2,263,020

See accompanying notes which are an integral part of this schedule.
Invesco Global Advantage Fund

	Shares	Value
Netherlands—2.6%
Koninklijke Ahold N.V.	73,287	$900,328
TNT N.V.	38,812	981,002
Unilever N.V.	43,198	1,154,119

		3,035,449

Philippines—1.1%
Philippine Long Distance Telephone Co.	24,575	1,323,019

Russia—1.0%
Gazprom (ADR)	57,475	1,181,696

Singapore—0.8%
United Overseas Bank Ltd.	66,000	915,026

South Korea—2.7%
Hyundai Mobis	12,388	2,247,257
NHN Corp. (a)	5,848	958,488

		3,205,745

Switzerland—7.4%
Julius Baer Group Ltd.	24,871	873,353
Nestle SA (Registered Shares)	45,374	2,346,627
Novartis AG (Registered Shares)	20,291	1,064,298
Roche Holding AG	20,752	2,820,760
Syngenta AG (Registered Shares)	7,032	1,619,665

		8,724,703

Taiwan—1.9%
Hon Hai Precision Industry Co., Ltd.	308,000	1,088,495
MediaTek, Inc.	4,078	55,383
Taiwan Semiconductor Manufacturing Co., Ltd.	570,000	1,044,923

		2,188,801

United Kingdom—14.8%
BG Group PLC	68,483	1,102,278
British American Tobacco PLC	26,161	889,098
Centrica PLC	272,931	1,361,641
Compass Group PLC	183,067	1,494,487
Imperial Tobacco Group PLC	84,474	2,331,961
Kingfisher PLC	216,080	675,705
Next PLC	27,679	838,165
Reckitt Benckiser Group PLC	33,835	1,693,203
Reed Elsevier PLC	141,482	1,136,994
Royal Dutch Shell PLC (Class B)	32,402	825,822
Tesco PLC	250,011	1,560,364
Vodafone Group PLC	689,853	1,666,083
WPP PLC	177,125	1,750,292

		17,326,093

United States—25.2%
Amazon.com, Inc. (a)	9,634	1,202,612
Apple, Inc. (a)	13,222	3,217,838
Cameron International Corp. (a)	29,529	1,086,077
Cardinal Health, Inc.	39,698	1,189,352
Carnival Corp. (Units)	39,082	1,218,577
Chubb Corp.	18,771	1,034,657
Cisco Systems, Inc. (a)	50,526	1,013,046
CME Group, Inc.	1,953	484,500
Comcast Corp. (Class A)	66,794	1,143,513
Corning, Inc.	32,835	514,853
Costco Wholesale Corp.	21,362	1,208,021
Delta Air Lines, Inc. (a)	103,397	1,081,533
Exxon Mobil Corp.	8,521	504,102
Gilead Sciences, Inc. (a)	29,332	934,518
Google, Inc. (Class A) (a)	3,054	1,374,361
Intel Corp.	59,196	1,048,953
Johnson Controls, Inc.	40,672	1,079,028
JPMorgan Chase & Co.	19,599	712,620
Medco Health Solutions, Inc. (a)	16,514	718,029
Microsoft Corp.	68,383	1,605,633
Occidental Petroleum Corp.	22,814	1,667,247
PepsiCo, Inc.	20,000	1,283,600
UnitedHealth Group, Inc.	71,740	2,275,593
Visa, Inc. (Class A)	28,601	1,972,897

		29,571,160

Total Common Stocks & Other Equity Interests (Cost $108,606,991)		113,829,181

See accompanying notes which are an integral part of this schedule.
Invesco Global Advantage Fund

	Shares	Value
Money Market Funds—2.4%
Liquid Assets Portfolio — Institutional Class (b)	1,401,013	$1,401,013
Premier Portfolio — Institutional Class (b)	1,401,013	1,401,013

Total Money Market Funds (Cost $2,802,026)		2,802,026

Total Investments—99.4%(Cost $111,409,017)		116,631,207
Other Assets Less Liabilities—0.6%		750,220

Net Assets—100.0%		$117,381,427

Investment Abbreviations:
     ADR     American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Global Advantage Fund

Notes to Quarterly Schedule of Portfolio Holdings
August 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Global Advantage Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Global Advantage Fund

NOTE 2 — Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of August 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended August 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Australia	$—	$4,511,918	$—	$4,511,918
Belgium	1,955,113	—	—	1,955,113
Brazil	1,365,126	—	—	1,365,126
Canada	1,879,763	—	—	1,879,763
China	—	848,911	—	848,911
Denmark	1,792,233	—	—	1,792,233
France	—	4,920,073	—	4,920,073
Germany	—	7,657,732	—	7,657,732
Hong Kong	983,128	996,417	—	1,979,545
India	1,529,872	—	—	1,529,872
Indonesia	—	729,987	—	729,987
Ireland	1,858,386	—	—	1,858,386
Israel	3,284,513	—	—	3,284,513
Italy	—	1,582,289	—	1,582,289
Japan	2,003,530	6,195,478	—	8,199,008
Mexico	2,263,020	—	—	2,263,020
Netherlands	—	3,035,449	—	3,035,449
Philippines	1,323,019	—	—	1,323,019
Russia	—	1,181,696	—	1,181,696
Singapore	—	915,026	—	915,026
South Korea	958,488	2,247,257	—	3,205,745
Switzerland	2,820,760	5,903,943	—	8,724,703
Taiwan	—	2,188,801	—	2,188,801
United Kingdom	10,075,539	7,250,554	—	17,326,093
United States	32,373,186	—	—	32,373,186

Total Investments	$66,465,676	$50,165,531	$—	$116,631,207

Invesco Global Advantage Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended August 31, 2010 was $109,556,576 and $115,914,571, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$7,083,550
Aggregate unrealized (depreciation) of investment securities	(1,861,360)

Net unrealized appreciation of investment securities	$5,222,190

Cost of investments for tax purposes is $111,409,017.
Invesco Global Advantage Fund

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Funds (Invesco Investment Funds)
By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: October 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: October 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: October 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.